STOCKHOLDERS' EQUITY (Details 4) - Option 1 - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Exercise price range	.66-2.25	.66-2.25
Number of options outstanding, ending	2,526,443	1,529,908
Weighted average remaining contractual life (in years)	9 years 1 month 13 days	9 years 4 months 20 days
Weighted average exercise price outstanding	$ 1.41	$ .86
Number of options exercisable	1,462,222	918,020
Weighted average exercise price exercisable	$ .80	$ .68
Aggregate intrinsic value exercisable	$ 0	$ 0